Schedule of Effects of Changes in Ownership Interest of Subsidiaries (Detail) (CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Noncontrolling Interest [Line Items]
Net loss attributable to The9 Limited	(86,622,470)	(526,261,572)	(514,002,092)
Transfers (to) from the noncontrolling interest
Increase in The9 Limited's additional paid-in capital for issuance of shares by Red 5 upon stock option exercise	616,688	32,603	3,923
Change from net loss attributable to The9 Limited and transfers (to) from noncontrolling interests	(145,479,002)	(523,163,447)	(510,065,580)
Additional paid-in capital
Transfers (to) from the noncontrolling interest
Increase in The9 Limited's additional paid-in capital for issuance of shares by Red 5 upon stock option exercise	552,426	25,992	3,265
Increase in The9 Limited's additional paid-in capital for Equity contribution from noncontrolling interest of Red 5	15,068,103	0	0